Income Taxes - Schedule of Components of Profit (Loss) Before Income Tax Benefits (Expenses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Components of Profit (Loss) Before Income Tax Benefits (Expenses) [Abstract]
PRC	$ 3,233,722	$ (11,527,235)	$ (1,243,361)
Non-PRC	(3,171,966)	(449,764)	(1,306,645)
Total	$ 61,756	$ (11,976,999)	$ (2,550,006)